Transamerica International Focus

SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 95.7%
Canada - 9.7%
Alimentation Couche-Tard, Inc.	231,207	$ 12,028,571
Dollarama, Inc.	46,903	6,320,788
Shopify, Inc., Class A (A)	62,681	8,225,627
Waste Connections, Inc.	81,548	13,667,445
		40,242,431
France - 7.5%
Hermes International SCA	3,792	9,120,041
Safran SA	61,455	21,926,543
		31,046,584
Germany - 4.9%
CTS Eventim AG & Co. KGaA	112,682	9,476,618
SAP SE	54,789	11,076,869
		20,553,487
Hong Kong - 4.4%
AIA Group Ltd.	1,595,200	18,449,114
India - 3.0%
HDFC Bank Ltd., ADR	387,178	12,536,824
Italy - 3.0%
Ferrari NV	37,769	12,583,498
Japan - 22.3%
Ajinomoto Co., Inc.	663,600	15,093,512
Hoya Corp.	107,200	17,919,773
ITOCHU Corp.	1,708,000	21,752,830
Japan Elevator Service Holdings Co. Ltd.	1,016,100	10,672,464
Keyence Corp.	33,900	12,363,117
Pan Pacific International Holdings Corp.	2,560,900	15,155,908
		92,957,604
Netherlands - 5.6%
Adyen NV (A)(B)	6,881	10,223,219
ASM International NV	15,457	13,004,919
		23,228,138
Norway - 4.2%
Salmar ASA	292,094	17,379,146
Sweden - 1.9%
Lagercrantz Group AB, B Shares	364,786	8,010,344
	Shares	Value
COMMON STOCKS (continued)
Switzerland - 4.8%
Belimo Holding AG	13,373	$ 14,617,664
SMG Swiss Marketplace Group AG (A)(B)(C)	116,683	5,418,692
		20,036,356
Taiwan - 6.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	81,011	26,778,996
United Kingdom - 7.2%
3i Group PLC	330,055	15,134,151
Compass Group PLC	490,761	14,686,426
		29,820,577
United States - 8.4%
Coupang, Inc. (A)	428,080	8,630,092
Liberty Media Corp. - Liberty Formula One, Class C (A)	126,192	10,981,228
Linde PLC	33,204	15,173,232
		34,784,552
Uruguay - 2.4%
MercadoLibre, Inc. (A)	4,683	10,058,101
Total Common Stocks (Cost $357,224,459)		398,465,752

	Principal	Value
REPURCHASE AGREEMENT - 4.5%
Fixed Income Clearing Corp., 1.35% (D), dated 01/30/2026, to be repurchased at $18,714,504 on 02/02/2026. Collateralized by a U.S. Government Obligation, 2.50%, due 03/31/2027, and with a value of $19,086,722.	$ 18,712,398	18,712,398
Total Repurchase Agreement (Cost $18,712,398)		18,712,398
Total Investments (Cost $375,936,857)		417,178,150
Net Other Assets (Liabilities) - (0.2)%		(811,044)
Net Assets - 100.0%		$ 416,367,106
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Broadline Retail	9.6%	$40,164,889
Semiconductors & Semiconductor Equipment	9.5	39,783,915
Food Products	7.8	32,472,658
Commercial Services & Supplies	5.8	24,339,909
Aerospace & Defense	5.3	21,926,543
Trading Companies & Distributors	5.2	21,752,830
Entertainment	4.9	20,457,846
Electronic Equipment, Instruments & Components	4.9	20,373,461
Insurance	4.4	18,449,114
Health Care Equipment & Supplies	4.3	17,919,773
Transamerica Funds

Transamerica International Focus

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Chemicals	3.6%	$15,173,232
Capital Markets	3.6	15,134,151
Hotels, Restaurants & Leisure	3.5	14,686,426
Building Products	3.5	14,617,664
Automobiles	3.0	12,583,498
Banks	3.0	12,536,824
Consumer Staples Distribution & Retail	2.9	12,028,571
Software	2.7	11,076,869
Financial Services	2.5	10,223,219
Textiles, Apparel & Luxury Goods	2.2	9,120,041
IT Services	2.0	8,225,627
Interactive Media & Services	1.3	5,418,692
Investments	95.5	398,465,752
Short-Term Investments	4.5	18,712,398
Total Investments	100.0%	$ 417,178,150
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$136,984,402	$261,481,350	$—	$398,465,752
Repurchase Agreement	—	18,712,398	—	18,712,398
Total Investments	$136,984,402	$280,193,748	$—	$417,178,150
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, the total value of 144A securities is $15,641,911, representing 3.8% of the
Fund's net assets.

(C)
All or a portion of the security is on loan. The total value of the securities on loan is $269,849, collateralized by non-cash collateral, such as U.S.
government securities of $283,525. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)	Rate disclosed reflects the yield at January 31, 2026.
(E)
There were no transfers in or out of Level 3 during the period ended January 31, 2026. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
Transamerica Funds

Transamerica International Focus

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica International Focus (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds